Cover	12 Months Ended
Jan. 31, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Science Applications International Corporation
Entity Central Index Key	0001571123